Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-Based Compensation
11. Stock-Based Compensation
2014 Restricted Unit Plan
On March 4, 2014, Legacy Comera established the 2014 Restricted Unit Plan (the “2014 Plan”). A total of 2,500,000 incentive units were authorized as part of the 2014 Plan, under which participants would receive membership interests in Legacy Comera. The 2014 Plan was extinguished on April 30, 2021 as a result of the Reorganization.
2021 Stock Option and Grant Plan
On April 30, 2021, Legacy Comera established the 2021 Stock Option and Grant Plan (the “2021 Plan”), which provided for the grant of incentive stock options, non-statutory
stock options, restricted stock awards, unrestricted stock awards and restricted stock units. In connection with the closing of the Transaction, option awards outstanding under the 2021 Plan were exchanged for options to purchase shares of CLS Holdings Common Stock (the “Exchanged Options”), with proportional adjustments to the number of shares underlying the options and the exercise price of the options approved by the compensation committee and board of directors of Legacy Comera. Other than with respect to the exercise price and the number of shares of CLS Holdings Common Stock underlying the Exchanged Options, the Exchanged Options remain subject to the terms and conditions of the Legacy Comera option awards issued pursuant to the 2021 Plan. The Exchanged Options are outstanding under and count against the number of shares reserved for issuance pursuant to the 2022 Equity and Incentive Plan (the “2022 Plan”). Following the closing of the Transaction, no additional awards may be granted under the 2021 Plan.
As of June 30, 2022, there are 1,168,441 Exchanged Options outstanding which are potentially exercisable for 1,168,441 shares of CLS Holdings Common Stock at a weighted-average exercise price of $0.59 per share.
2022 Equity and Incentive Plan
On May 10, 2022, the Company established the 2022 Plan, which provides for the grant of incentive stock options, non-statutory
stock options, restricted stock awards, unrestricted stock awards, restricted stock units, stock appreciation rights, cash awards and dividend equivalent rights. Incentive stock options may be granted only to the Company’s employees, including officers.
Non-statutory
options, restricted stock awards, unrestricted stock awards, restricted stock units, stock appreciation rights, cash awards and dividend equivalent rights may be granted to employees, directors, consultants and key persons of the Company.
The total number of common shares authorized to be issued under the 2022 Plan was 2,059,838. The share pool will automatically increase on January 1 of each year by four percent of the number of shares of Stock outstanding on the immediately preceding December 31, or such lesser number of shares as approved by the board of directors. As of June 30, 2022, there were 1,618,441 options outstanding with a weighted-average exercise price of $1.46 and 441,397 shares available for future grants under the 2022 Plan.
Shares underlying awards that are forfeited, cancelled, reacquired by the Company prior to vesting, satisfied without the issuance of common stock, or are otherwise terminated under the 2022 Plan without having been fully exercised (including the Exchanged Options) will be available for future awards.
Stock Option Valuation
The assumptions that the Company used to determine the grant-date fair value of stock options granted were as follows, presented on a weighted-average basis:

Six Months Ended June 30, 2022
Expected option life (years)	6.1
Risk-free interest rate	3.39%
Expected volatility	57.53%
Expected dividend yield	—%
Stock Option Activity
The following table summarizes the Company’s stock option activity for the six months ended June 30, 2022:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2021	2,689,935	$0.59		$767
Granted	450,000	3.72
Exercised	(1,385,310)	0.59
Cancelled or forfeited	(136,184)	0.59

Outstanding as of June 30, 2022	1,618,441	$1.10	9.3	$2,487

Exercisable as of June 30, 2022	246,128	$0.59	8.9	$505

The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the underlying stock options and the estimated fair value of the Company’s common stock for those stock options that had exercise prices lower than the estimated fair value of the Company’s common stock as of June 30, 2022.
The weighted-average grant date fair value of options granted during the six months ended June 30, 2022 and 2021 was $2.12 and $0.40, respectively.
As of June 30, 2022, total unrecognized compensation cost related to the unvested stock options was $1.4 million, which is expected to be recognized over a weighted-average period of 3.7 years.

Stock-Based Compensation
Stock-based compensation expense was allocated as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Cost of revenue	$511	$18,749	$925	$19,082
Research and development	2,212	380,303	6,010	389,066
General and administrative	54,016	625,392	92,360	630,174

Total stock-based compensation	$56,739	$1,024,444	$99,295	$1,038,322

11. Stock-Based Compensation
All common stock share and per share amounts related to the Company’s incentive plans have been retroactively adjusted to reflect the Transaction and reverse recapitalization as described in Note 1.
2014 Restricted Unit Plan
On March 4, 2014, the Company established the 2014 Restricted Unit Plan (the “2014 Plan”). A total of 2,500,000 incentive units were authorized as part of the 2014 Plan, under which participants would receive membership interests in the Company. Under the terms of the 2014 Plan, Incentive Units could be granted to a participant by the Company’s board of directors. The strike price of the Incentive Units is determined by the Company’s board of directors at the time of grant. The Company has certain repurchase rights for issued Incentive Units in the event of termination of the participant’s employment or consulting relationship. As of December 31, 2020, there were 82,563 Incentive Units available for future grant. The plan was extinguished on April 30, 2021 as a result of the Reorganization.
2021 Stock Option and Grant Plan
On April 30, 2021, the Company established the 2021 Stock Option and Grant Plan (the “2021 Plan”), which provides for the Company to issue restricted stock awards, unrestricted stock awards and restricted stock units, or to grant incentive stock options or non-statutory
stock options. Incentive stock options may be granted only to the Company’s employees, including officers. Restricted stock awards, unrestricted stock awards and restricted stock units and non-statutory
stock options may be granted to employees, directors, consultants and key persons of the Company.
The total number of common shares authorized to be issued under the 2021 Plan was 3,260,994 shares as of December 31, 2021, of which 262,616 shares remained available for future grant.
Shares underlying awards that are forfeited, cancelled, reacquired by the Company prior to vesting, satisfied without the issuance of common stock, or are otherwise terminated under the 2021 Plan without having been fully exercised will be available for future awards.
Incentive Unit Valuation
Each Incentive Unit represents a
non-voting
equity interest in the Company that entitles the holder to a percentage of the profits and appreciation in the Company’s equity value arising after the date of grant and after such time as the strike price is met. Incentive Units are granted at no less than fair value on the date of grant as determined by the board of directors and typically vest over four years.
The Company measures and records the expense related to Incentive Units based on the fair value of those awards as determined on the date of grant. The Company used an option pricing model (OPM) to determine the total equity value of the Company at various dates and allocated that value to the outstanding Units, including Incentive Units. The OPM requires the use of subjective assumptions, which determine the fair value of equity-based awards, including the value of the Company’s equity, volatility, time to liquidity and risk-free rate. Onc
e

the enterprise value has been allocated to each class of Unit, the value attributed to the Incentive Units is then discounted for a lack of marketability. The Company and the board of directors considers changes in facts and circumstances between valuation dates to determine the fair value of Incentive Units on each date of grant.

The
following table summarizes the inputs used in the OPM:

Year Ended December 31,
2020
Company equity value (in millions)	$3.6 - $10.7
Volatility	90.00%
Time to liquidity (years)	3.0
Risk-free rate	0.15% - 0.22%
Incentive Unit Activity
The following table summarizes the Company’s Incentive Unit activity for the year ended December 31, 2021:

	Unvested Incentive Units	Weighted- Average Grant Date Fair Value Per Unit
Unvested as of December 31, 2020	429,963	$0.19
Vested	(32,939)	0.43
Forfeited	(4,428)	0.66
Cancelled	(392,596)	0.10

Unvested as of December 31, 2021	—	$—

Stock Option Valuation
The assumptions that the Company used to determine the grant-date fair value of stock options granted were as follows, presented on a weighted-average basis:

Year Ended December 31,
2021
Expected option life (years)	5.6
Risk-free interest rate	0.90%
Expected volatility	62.84%
Expected dividend yield	—%
Stock Option Activity
The following table summarizes the Company’s stock option activity for the year ended December 31,
2021:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)

Outstanding as of December 31, 2020	—	$—		$—
Granted	3,052,355	0.59
Exercised	(308,443)	0.59		88
Cancelled or forfeited	(53,977)	0.59

Outstanding as of December 31, 2021	2,689,935	$0.59	9.5	$767

Exercisable as of December 31, 2021	1,637,156	$0.59	9.4	$467
The
aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the underlying stock options and the estimated fair value of the Company’s common stock for those stock options that had exercise prices lower than the estimated fair value of the Company’s common stock.
The weighted-average grant-date fair value of the Company’s stock options granted during the year ended December 31, 2021 was $0.53.
As of December 31, 2021, total unrecognized compensation cost related to the unvested stock options was $569 thousand, which is expected to be recognized over a weighted-average period of 3.5 years.
Stock-Based Compensation
Stock-based compensation expense was allocated as follows:

	Year Ended December 31,
	2021	2020

Cost of revenue	$19,876	$2,924
Research and development	414,322	36,961
General and administrative	680,458	61,155

Total stock-based compensation	$1,114,656	$101,040